LEASES - Supplemental Cash Flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows	$ 938	$ 798	$ 1,042
Right of use assets obtained in exchange for lease obligations		$ 2,336	518
Increase of right of use assets from remeasurement			$ 1,506